Revenues (Tables)	12 Months Ended
Dec. 31, 2021
Revenues
Summary of revenue

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Product revenues recognized at a point in time	2,609,922	3,572,192	2,429,535	381,247
Service revenues recognized over time	165,161	238,468	109,714	17,217
Service revenues recognized at a point in time	75,641	—	17,607	2,762
Total revenues	2,850,724	3,810,660	2,556,856	401,226